Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets Details Abstract
Amortization of intangible assets	$ 5,839	$ 3,974	$ 2,506